Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Apr. 01, 2012	Oct. 02, 2011	Oct. 03, 2010
ASSETS
Cash	$ 3,351	$ 1,514	$ 1,030
Accounts Receivable	1,986	2,392	2,375
Deferred Tax Asset - Short Term		0	376
Net Inventory	4,146	4,088	5,890
Prepaid Expenses	47	17	245
Total Current Assets	9,530	8,011	9,916
Property and Equipment
Property Plant and Equipment	1,523	1,488	1,457
Accumulated Depreciation	(1,352)	(1,227)	(1,161)
Total Property and Equipment	171	261	296
Other Assets
Deferred Tax Asset - Long Term	1,087	1,204	617
Security Deposits	21	21	21
Intangibles	50	0
Total Other Assets	1,158	1,225	638
Total Assets	10,859	9,497	10,850
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts Payable	938	716	763
Accrued Expenses	546	547	574
Accrued Warranties	25	25	25
Customer Advance Deposits - Short Term	400	0
Accrued Contract Losses		0	1,357
Credit Facility	0	507	1,107
Total Current Liabilities	1,909	1,795	3,826
Other Liabilities
Customer Advance Deposits - Long Term	1,247	0
Total Other Liabilities	1,247	0
Total Liabilities	3,156	1,795	3,826
Stockholders' Equity
Common stock	144	139	139
Preferred stock	0	0	0
Additional Paid-in-capital	17,670	17,662	17,162
Retained Earnings (Deficit)	(10,111)	(10,099)	(10,277)
Total Stockholders' Equity	7,703	7,702	7,024
Total Liabilities and Stockholders' Equity	$ 10,859	$ 9,497	$ 10,850